Activities of Orange Bank - Maturities of financial assets - Tabular disclosure (Details) - Orange Bank, operating segment [member] - Operating segments [member] € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 4,357
Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,956
Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,649
Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	751
Investments securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2
Investments securities [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2
Debt securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	656
Debt securities [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	129
Debt securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	485
Debt securities [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	42
Investments at fair value [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	79
Investments at fair value [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	76
Investments at fair value [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	3
IFRS Fixed Income Securities [Member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	506
IFRS Fixed Income Securities [Member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	109
IFRS Fixed Income Securities [Member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	289
IFRS Fixed Income Securities [Member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	108
Loans and receivables to customers [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,937
Loans and receivables to customers [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	491
Loans and receivables to customers [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	872
Loans and receivables to customers [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	574
Loans and receivables to credit institutions [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,073
Loans and receivables to credit institutions [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,073
Other financial assets and derivatives [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	103
Other financial assets and derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	78
Other financial assets and derivatives [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 25